Pension and Postretirement Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Pension and Postretirement Benefit Plans (Textual) [Abstract]
Contribution to pension and postretirement benefit plans	$ 3	$ 5
Expectation to contribute to pension and postretirement benefit plans	$ 6	$ 6